Income Taxes - Schedule of Income Tax (Expenses) Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current income tax expenses
Domestic (Cayman Islands)
Total current income tax expenses	(128,672)	(47,518)	(69,467)
Deferred income tax benefits (expenses)
Domestic (Cayman Islands)
Total deferred income tax benefits (expenses)	82,490	(287,651)	739,227
Total income tax (expenses) benefits	(46,182)	(335,169)	669,760
Income taxes paid, net of refunds
Domestic (Cayman Islands)
Total income taxes paid, net of refunds	126,589	45,944	114,501
Foreign (PRC) [Member]
Current income tax expenses
Foreign	(128,172)	(43,516)	(69,467)
Deferred income tax benefits (expenses)
Foreign	82,490	(287,651)	806,092
Income taxes paid, net of refunds
Foreign	126,089	45,444	114,001
Foreign (Others) [Member]
Current income tax expenses
Foreign	(500)	(4,002)
Deferred income tax benefits (expenses)
Foreign			(66,865)
Income taxes paid, net of refunds
Foreign	$ 500	$ 500	$ 500